Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Assets
Equity securities with readily determinable fair value	¥ 23,207	¥ 28,452
Recurring
Assets
Short-term investments	14,487,344	19,157,428
Long-term financial investments	50,085
Equity securities with readily determinable fair value	23,207	28,452
Total assets	14,560,636	19,185,880
Recurring | Level 1
Assets
Short-term investments	0	0
Long-term financial investments	0
Equity securities with readily determinable fair value	23,207	28,452
Total assets	23,207	28,452
Recurring | Level 2
Assets
Short-term investments	14,487,344	19,157,428
Long-term financial investments	50,085
Equity securities with readily determinable fair value	0	0
Total assets	14,537,429	¥ 19,157,428
Recurring | Level 3
Assets
Short-term investments	0
Long-term financial investments	0
Equity securities with readily determinable fair value	0
Total assets	¥ 0